The impacts on the result are recorded in the Personnel Expenses item, as follows: (Details) - 01/01 to 12/31/2020 [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Local [Member] | Santander Brasil Bank Shares [Member]
IfrsStatementLineItems [Line Items]
Impact on Results - Personnel Expenses	R$ 20,720	R$ 10,776
Global [Member] | Santander Spain Shares and Options [Member]
IfrsStatementLineItems [Line Items]
Impact on Results - Personnel Expenses	R$ 3,534
ImpactResultsPersonnelExpenses		R$ 846